PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8:-  PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Lab equipment	$11,366	$9,967
Computers and peripheral equipment	18,200	17,405
Office furniture and equipment	847	675
Leasehold improvements	1,056	674

	31,469	28,721
Accumulated depreciation:
Lab equipment	8,089	6,676
Computers and peripheral equipment	16,418	15,293
Office furniture and equipment	463	398
Leasehold improvements	542	480

	25,512	22,847

Depreciated cost	$5,957	$5,874

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 was $ 3,308, $ 3,423 and $ 3,120, respectively.